Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Stock Options (Details) - Stock Option Plan	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Beginning balance | $	$ 1.92	$ 1.92
Weighted average exercise price, Granted | $	4.59	1.90
Weighted average exercise price, Exercised | $	1.65	1.72
Weighted average exercise price, Forfeited | $	4.65	1.54
Weighted average exercise price, Expired | $		2.93
Weighted average exercise price, Ending balance | $	2.02	1.92
Weighted average exercise price, Exercisable | $	$ 1.99	$ 1.97
Number of options outstanding, Beginning balance | shares	10,091,546	3,765,000
Number of options, Granted | shares	333,062	7,501,980
Number of options, Exercised | shares	(747,523)	(149,000)
Number of options, Forfeited | shares	(26,000)	(816,434)
Number of options, Expired | shares		(210,000)
Number of options outstanding, Ending balance | shares	9,651,085	10,091,546
Number of options, Exercisable | shares	3,390,310	2,322,668